Schedule of investments
Nomura Healthcare Fund	June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.36%♣
Biotechnology — 45.50%
AbbVie	125,000	$ 31,455,000
Abivax ADR †	30,000	3,997,800
ACADIA Pharmaceuticals †	92,648	2,343,995
Akero Therapeutics =, †	25,000	16,250
Alkermes †	260,000	13,622,700
Allogene Therapeutics †	146,779	305,300
Alnylam Pharmaceuticals †	30,000	9,030,900
Altimmune †	100,000	304,000
Amarin ADR †	9,500	151,430
Amgen	47,000	17,019,640
AnaptysBio †	93,732	6,326,910
Arcus Biosciences †	379,100	11,687,653
Biogen †	28,000	6,049,680
BioMarin Pharmaceutical †	100,000	5,722,000
BioNTech ADR †	18,000	1,674,900
Cellectis ADR †	226,875	680,625
Cogent Biosciences †	230,000	8,901,000
Coherus Oncology †	900,000	1,260,000
Compugen †	1,020,000	2,182,800
Cytokinetics †	15,000	1,277,850
First Tracks Biotherapeutics †	93,732	1,885,888
Fortress Biotech †	6,666	20,398
Galmed Pharmaceuticals †	1,701	946
Gilead Sciences	210,000	26,531,400
GRAIL †	85,000	5,802,950
Halozyme Therapeutics †	220,000	17,219,400
Immunovant †	122,100	4,704,513
Incyte †	80,000	9,068,800
InnoCare Pharma Class H 144A #, †	17,000	25,771
Instil Bio †	50,000	384,500
Intellia Therapeutics †	20,000	338,400
Janux Therapeutics †	76,601	1,176,591
Karyopharm Therapeutics †	33,333	325,664
Life Strategy †	30,000	27,672
MacroGenics †	420,000	1,940,400
Madrigal Pharmaceuticals †	7,000	3,758,650
Moderna †	20,000	1,400,600
Monte Rosa Therapeutics †	200,000	4,840,000
MoonLake Immunotherapeutics †	110,000	2,141,700
Mustang Bio †	160	112
Myriad Genetics †	50,000	285,500
NQ- 573 [0626] 0826 (5831246)    1

Schedule of investments
Nomura Healthcare Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Biotechnology (continued)
Neurocrine Biosciences †	70,000	$ 11,797,450
NextCure †	12,500	20,000
Olema Pharmaceuticals †	50,000	625,500
Oruka Therapeutics †	190,000	18,082,300
Phio Pharmaceuticals †	50,000	51,250
ProQR Therapeutics †	620,000	1,153,200
Puma Biotechnology †	61,255	496,778
Regeneron Pharmaceuticals	47,000	29,306,380
REGENXBIO †	149,000	1,785,020
Rigel Pharmaceuticals †	160,000	6,259,200
Rocket Pharmaceuticals †	58,000	198,360
Roivant Sciences †	338,181	11,968,226
Sangamo Therapeutics †	400,000	21,560
Sarepta Therapeutics †	11,000	197,670
Sio Gene Therapies =, †	64,171	0
Syndax Pharmaceuticals †	180,000	3,934,800
Ultragenyx Pharmaceutical †	70,000	2,337,300
uniQure †	217,500	10,018,050
United Therapeutics †	3,000	1,625,490
Vaxcyte †	20,000	1,162,600
Vertex Pharmaceuticals †	25,000	12,418,250
Viking Therapeutics †	330,100	12,877,201
Vir Biotechnology †	500,000	5,095,000
Viridian Therapeutics †	29,370	539,527
Voyager Therapeutics †	5,700	19,950
Xencor †	200,000	3,220,000
		341,101,350
Commercial & Residential Mortgage — 1.97%
Fannie Mae †	1,300,000	8,463,000
Federal Home Loan Mortgage †	1,050,000	6,279,000
		14,742,000
Healthcare — 2.39%
Abbott Laboratories	90,000	8,166,600
Medtronic	125,000	9,778,750
		17,945,350
Healthcare Equipment — 4.18%
Boston Scientific †	250,000	10,670,000
Stryker	30,500	9,602,620
Zimmer Biomet Holdings	128,379	11,052,148
		31,324,768
2    NQ- 573 [0626] 0826 (5831246)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare Services — 1.88%
CVS Health	75,000	$ 7,758,750
Quest Diagnostics	30,000	6,358,500
		14,117,250
Life Sciences Tools & Services — 2.11%
Illumina †	90,000	15,824,700
		15,824,700
Managed Healthcare — 7.13%
Elevance Health	63,000	24,363,990
UnitedHealth Group	70,000	29,094,100
		53,458,090
Pharmaceuticals — 33.20%
Arvinas †	180,000	1,495,800
AstraZeneca	131,243	24,503,635
Atea Pharmaceuticals †	70,000	325,500
Chugai Pharmaceutical	450,000	20,786,942
Cosmo	14,000	1,150,970
Eli Lilly & Co.	26,000	31,185,180
Euroapi †	8,695	13,263
Johnson & Johnson	20,000	5,079,400
Landos Biopharma =, †	14,718	36,942
Merck & Co.	215,000	27,627,500
Nektar Therapeutics †	17,092	1,193,192
Organon & Co.	29,500	399,430
Perrigo	230,000	2,389,700
Pfizer	1,200,000	28,896,000
Roche Holding	55,000	22,609,751
Sanofi	120,000	10,260,437
Structure Therapeutics ADR †	58,000	3,112,860
Tarsus Pharmaceuticals †	100,000	6,294,000
Theravance Biopharma †	208,783	3,549,311
UCB	130,137	38,959,274
Viatris	1,170,018	18,579,886
WaVe Life Sciences †	81,955	476,158
		248,925,131
Total Common Stocks (cost $491,578,874)		737,438,639

NQ- 573 [0626] 0826 (5831246)    3

Schedule of investments
Nomura Healthcare Fund
	Number of shares	Value (US $)

Rights — 0.01%♣
Biotechnology — 0.01%
Ambit Bioscience =, †, π	76,500	$ 0
Contra Surface Oncolog =, †	350,000	26,950
Mirati Therapeutics =, †	60,000	42,000
Total Rights (cost $0)		68,950

Short-Term Investments — 1.96%
Money Market Mutual Funds — 1.96%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	3,666,430	3,666,430
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	3,666,431	3,666,431
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	3,666,431	3,666,431
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	3,666,430	3,666,430
Total Short-Term Investments (cost $14,665,722)		14,665,722
Total Value of Securities—100.33% (cost $506,244,596)		752,173,311

Liabilities Net of Receivables and Other Assets—(0.33%)		(2,477,408)
Net Assets Applicable to 27,170,457 Shares Outstanding—100.00%		$749,695,903
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $25,771, which represents 0.00% of the Fund’s net assets.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. See table below for additional details on restricted securities.
4    NQ- 573 [0626] 0826 (5831246)

Restricted Securities
Investments	Date of Acquisition	Cost	Value
Ambit Bioscience	11/12/14	$0	$0
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- 573 [0626] 0826 (5831246)    5